Related party transactions - Narrative (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 shares	Dec. 31, 2021 USD ($) payment vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) shares	Aug. 31, 2021 vessel	Sep. 26, 2019 $ / shares
Disclosure of transactions between related parties [line items]
Key management personnel compensation, post-employment benefits, number of payments | payment		1
Voyage expenses		$ (1,461,000)	$ (3,507,000)	$ (2,414,000)
Share capital
Disclosure of transactions between related parties [line items]
Net proceeds from private placement of common stock (in shares) | shares	517,241			1,724,137
Other related parties
Disclosure of transactions between related parties [line items]
Guarantee paid		0
Scorpio Services Holding Limited (SSH) | Other related parties
Disclosure of transactions between related parties [line items]
Reimbursement of expenses		51,962	19,772	$ 200,000
Scorpio Commercial Management S.A.M. | Other related parties
Disclosure of transactions between related parties [line items]
Reimbursement of expenses		14,726	45,539	200,000
Scorpio Ship Management S.A.M. (SSM) | Other related parties
Disclosure of transactions between related parties [line items]
Fixed annual technical management fee		175,000
Amounts due to a port agent - related party | Other related parties
Disclosure of transactions between related parties [line items]
Voyage expenses		$ 19,175	$ 4,925	$ 4,357
Product tanker
Disclosure of transactions between related parties [line items]
Number of vessels | vessel		0	0		9
MR | Product tanker
Disclosure of transactions between related parties [line items]
Number of vessels | vessel					5
LR1 | Product tanker
Disclosure of transactions between related parties [line items]
Number of vessels | vessel					4
LR1 | Product tanker | Management | SCM and SSM
Disclosure of transactions between related parties [line items]
Number of vessels | vessel					2
Private placement | Scorpio Services Holding Limited (SSH) | Related parties
Disclosure of transactions between related parties [line items]
Price per share (in dollars per share) | $ / shares						$ 29.00